Stockholders' equity	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Stockholders' equity
16.	Stockholders’ equity

(1)	Common stock

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2017, 2018 and 2019 have resulted from the following:

Number of shares
Balance at March 31, 2016	1,262,493,760
Exercise of stock acquisition rights	1,269,900

Balance at March 31, 2017	1,263,763,660
Issuance of new shares	218,000
Exercise of stock acquisition rights	2,565,700
Conversion of convertible bonds	4,789

Balance at March 31, 2018	1,266,552,149

Issuance of new shares	149,900
Exercise of stock acquisition rights	4,525,300
Conversion of convertible bonds	2,992

Balance at March 31, 2019	1,271,230,341

At March 31, 2019, 36,179,258 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by a resolution of the Board of Directors during the fiscal years ended March 31, 2017 and 2018.

Sony’s Board of Directors resolved and authorized the repurchase of shares of its own common stock pursuant to the Companies Act at the meeting of the Board of Directors held on February 8, 2019. During the year ended March 31, 2019, Sony repurchased 19,309,100 shares of its common stock for an amount of 100,000 million yen under the above resolution.

(2)	Retained earnings

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2019 was 541,928 million yen. The appropriation of retained earnings for the fiscal year ended March 31, 2019, including cash dividends for the six-month period ended March 31, 2019, has been incorporated in the consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Corporation held on April 26, 2019 and was then recorded in the statutory books of account, in accordance with the Companies Act.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 37,859 million yen and 46,477 million yen at March 31, 2018 and 2019, respectively.

(3)	Other comprehensive income

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)
Other comprehensive income before reclassifications	(27,007)	5,028	54,513	(17,988)	14,546
Amounts reclassified out of accumulated other comprehensive income	(3,286)	(3,888)	8,719	—	1,545

Net other comprehensive income	(30,293)	1,140	63,232	(17,988)	16,091
Less: Other comprehensive income attributable to noncontrolling interests	(16,192)	—	229	(2,495)	(18,458)

Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)
Other comprehensive income before reclassifications	2,013	(2,295)	1,779	(4,480)	(2,983)
Amounts reclassified out of accumulated other comprehensive income*	(943)	1,111	10,611	(1,855)	8,924

Net other comprehensive income	1,070	(1,184)	12,390	(6,335)	5,941
Less: Other comprehensive income attributable to noncontrolling interests	1,514	—	98	2,306	3,918

Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

Cumulative effect of ASU2016-01	(15,526)	—	—	—	(15,526)
Other comprehensive income before reclassifications	33,124	2,316	(23,448)	10,071	22,063
Amounts reclassified out of accumulated other comprehensive income*	161	(1,093)	9,488	(1,627)	6,929

Net other comprehensive income	33,285	1,223	(13,960)	8,444	28,992
Less: Other comprehensive income attributable to noncontrolling interests	8,915	—	53	(1,578)	7,390

Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	(610,670)

*

Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2017	2018	2019
Unrealized gains (losses) on securities	(4,560)	(646)	235	Financial services revenue
	(30)	(561)	—	Gain on sale of securities investments, net

Total before tax	(4,590)	(1,207)	235
Tax expense or (benefit)	1,304	264	(74)

Net of tax	(3,286)	(943)	161

Unrealized gains (losses) on derivative instruments	(5,583)	1,111	(1,093)	Cost of sales

Total before tax	(5,583)	1,111	(1,093)
Tax expense or (benefit)	1,695	—	—

Net of tax	(3,888)	1,111	(1,093)

Pension liability adjustment	13,044	11,034	9,891	*
Tax expense or (benefit)	(4,325)	(423)	(403)

Net of tax	8,719	10,611	9,488

Foreign currency translation adjustments	—	(1,855)	(1,627)	Foreign exchange loss, net and other operating (income) expense, net
Tax expense or (benefit)	—	—	—

Net of tax	—	(1,855)	(1,627)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	1,545	8,924	6,929

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests

Net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Net income attributable to Sony Corporation’s stockholders	73,289	490,794	916,271
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(53,927)	(74)	(22,775)

Change from net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	19,362	490,720	893,496

During the fiscal year ended March 31, 2017, Sony obtained full ownership of its U.S.-based music publishing subsidiary by acquiring the 50% interest in the subsidiary held by the Estate of Michael Jackson (the “Estate”). The aggregate cash consideration paid to the Estate was 750 million U.S. dollars. The difference between the cash consideration paid and the decrease in the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 70,730 million yen.

During the fiscal year ended March 31, 2019, Sony acquired from the Estate the 25.1% interest in Nile Acquisition LLC (“Nile”) held by the Estate. A total of 287.5 million U.S. dollars was paid to the Estate for the acquisition. The difference between the cash consideration paid and the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in capital of 295.9 million U.S. dollars. As a result of the acquisition, Nile became a wholly-owned subsidiary of Sony.